Fair Value Disclosure	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure [Abstract]
Fair Value Disclosure

Note 10: Fair Value Disclosure

FASB guidance on fair value measurements and disclosures establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and should be used to measure fair value whenever available. The Account had no Level 1 assets or liabilities.

Level 2 – Fair value is based on inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. The Account had no Level 2 assets or liabilities.

Level 3 – Fair value is based on significant unobservable inputs for the asset or liability. These inputs reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The Account's Level 3 assets consist of the investment in the Partnership which is based on the Account's proportionate interest of the Partnership's fair value which approximates the Partnership's net asset value. Properties owned by the Partnership are illiquid and fair value is based on estimates from property appraisal reports prepared by independent real estate appraisers as discussed in the notes to the Partnership's unaudited financial statements.

The purpose of an appraisal is to estimate the fair value of real estate as of a specific date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The estimate of fair value is based on the conventional approaches to value, all of which require the exercise of subjective judgment. The three approaches are: (1) current cost of reproducing the real estate less deterioration and functional and economic obsolescence; (2) discounting a series of income streams and reversion at a specific yield or by directly capitalizing a single year income estimate by an appropriate factor; and (3) value indicated by recent sales of comparable real estate in the market. In the reconciliation of these three approaches, the one most heavily relied upon is the one then recognized as the most appropriate by the independent appraiser for the type of real estate in the market.

In general, the input values used in the appraisal process are unobservable, therefore unless indicated otherwise; the underlying investments in the Partnership are classified as Level 3 under the fair value hierarchy. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Table 1 below summarizes the assets measured at fair value on a recurring basis and their respective position in the fair value hierarchy.

Table 1:

	$00,000	$00,000	$00,000	$00,000
	($ in 000's)
	Fair Value Measurements at December 31, 2011 using
Assets:	Amounts Measured at Fair Value December 31, 2011	(Level 1)	(Level 2)	(Level 3)

Investment in The Prudential Variable Contract Real Property Partnership	$71,041	$—	$—	$71,041

	$00,000	$00,000	$00,000	$00,000
	($ in 000's)
	Fair Value Measurements at December 31, 2010 using
Assets:	Amounts Measured at Fair Value December 31, 2010	(Level 1)	(Level 2)	(Level 3)

Investment in The Prudential Variable Contract Real Property Partnership	$67,547	$—	$—	$67,547

Table 2 below provides a reconciliation of the beginning and ending balances for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2011 and December 31, 2010.

Table 2:

($ in 000's)
Fair Value Measurements Using Significant Unobservable Inputs for the year ended December 31, 2011 (Level 3)

Beginning balance @ 01/01/11	$67,547

Total gains or losses (realized/unrealized)	—
included in earnings (or changes in net assets) from Partnership operations	5,711
Net Investment Income from Partnership operations	3,377
Acquisition/Additions	—
Equity Income	—
Contributions	—
Disposition/Settlements	—
Equity losses	—
Distributions	(5,594)

Ending balance @ 12/31/2011	$71,041

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$5,711

($ in 000's)
Fair Value Measurements Using Significant Unobservable Inputs for the year ended December 31, 2010
(Level 3)

Beginning balance @ 01/01/10	$67,963

Total gains or losses (realized/unrealized)	—
included in earnings (or changes in net assets) from Partnership operations	3,001
Net Investment Income from Partnership operations	3,248
Acquisition/Additions	—
Equity Income	—
Contributions	—
Disposition/Settlements	(6,665)
Equity losses	—
Distributions	—

Ending balance @ 12/31/10	$67,547

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$2,053